Dividends (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2023 AUD ($) $ / shares	Sep. 30, 2023 NZD ($) $ / shares	Sep. 30, 2022 AUD ($) $ / shares	Sep. 30, 2022 NZD ($) $ / shares	Sep. 30, 2021 AUD ($) $ / shares	Sep. 30, 2021 NZD ($) $ / shares	Sep. 30, 2020
Dividends
Final dividend 72 cents per share (2022: 64 cents, 2021: 60 cents) all fully franked at 30%	$ 2,527		$ 2,241		$ 2,201
Total dividends not recognised at year end	$ 2,527		$ 2,241		$ 2,201
Final dividend, per share (cents) | $ / shares	$ 0.72		$ 0.64		$ 0.60
Dividend tax rate (as a percent)	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
New Zealand
Dividends
Imputation credits per share | $ / shares		$ 0.07		$ 0.08		$ 0.07
Parent Entity
Dividends
Final dividend 72 cents per share (2022: 64 cents, 2021: 60 cents) all fully franked at 30%	$ 2,527		$ 2,241
Total dividends not recognised at year end	$ 2,527		$ 2,241
Dividend tax rate (as a percent)	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Parent Entity | Australia
Dividends
Franking credits	$ 3,520		$ 3,298		$ 3,857
Parent Entity | New Zealand
Dividends
Imputation credits		$ 557		$ 678		$ 820